Goodwill - Impairment Test of Goodwill- Key Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [Line Items]
Tax Rate	26.50%	26.50%
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	7.00%
Tax Rate	25.60%
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	8.00%
Tax Rate	25.90%
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	3.00%
Discount rate	8.50%
Tax Rate	26.80%
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	9.00%
Tax Rate	20.80%
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	(4.40%)
Discount rate	9.00%
Tax Rate	25.80%